Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 330,411	$ 351,027	[1],[2]
Accounts receivable, net	11,326	6,743	[2]
Short-term investments	17,560
Prepaid and other current assets (including $4,983 and $nil, respectively, of shareholder loan to an equity investee)	11,610	12,936	[2]
Due from Sohu		312	[2]
Total current assets	370,907	371,018	[2]
Non-current assets:
Fixed assets, net	68,394	54,641	[2]
Intangible assets, net	48,441	7,979	[2]
Equity investments	350	3,645	[2]
Goodwill	134,616	28,143	[2]
Other assets, net	130,365	62,947	[2]
Total assets	753,073	528,373	[2]
Liabilities and shareholders' equity
Accounts payables (including $453 and $2,830, respectively, of accounts payable to related parties)	18,038	4,932	[2]
Receipts in advance and deferred revenue	51,900	36,237	[2]
Accrued salary and benefits	25,257	20,663	[2]
Accrued liabilities to suppliers	9,287	9,635	[2]
Tax payables	13,189	15,844	[2]
Other accrued liabilities	16,856	8,158	[2]
Due to Sohu	4,962	5,155	[2]
Notes payable to Sohu	16,007
Total current liabilities	155,496	100,624	[2]
Long-term liabilities:
Deferred tax liabilities	5,146	243	[2]
Contingent consideration	16,704
Long-term accounts payables	3,612
Total liabilities	180,958	100,867	[2]
Commitments and contingencies			[2]
Mezzanine Equity
Total mezzanine equity	57,254
Shareholders' equity:
Additional paid-in capital	78,128	83,609	[2]
Statutory reserves	9,351	5,748	[2]
Retained earnings	391,584	324,227	[2]
Accumulated other comprehensive income	34,748	12,881	[2]
Total shareholders' equity	514,861	427,506	[2]
Total liabilities, mezzanine equity and shareholders' equity	753,073	528,373	[2]
Common Class A [Member]
Shareholders' equity:
Ordinary Shares	207	194	[2]
Common Class B [Member]
Shareholders' equity:
Ordinary Shares	$ 843	$ 847	[2]

[1]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6 - "BUSINESS COMBINATIONS—Acquisition of the 17173 Business".
[2]	The above consolidated financial statements have been prepared as if the 17173 Business recently acquired from Sohu had been owned and operated by the Group throughout the periods presented in accordance with ASC subtopic 805-50. Please see note 6—"BUSINESS COMBINATIONS -Acquisition of the 17173 Business".